Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Segment Information
Florida

Canadian
Gas Utilities
Other
Inter-
Electric Electric and Electric Segment
millions of dollars Utility Utilities Infrastructure Utilities Other Eliminations Total
For the year ended December 31, 2024

Operating revenues from
external customers (1)
$

3,451 $

1,855 $

1,595 $

566 $ (267) $

-

$

7,200
Inter-segment revenues (1)

9 -

14 -

19 (42)

-

Total operating revenues

3,460

1,855

1,609

566 (248) (42)

7,200
Regulated fuel for generation
and purchased power

852

859 -

295 -

(14)

1,992
Regulated cost of natural gas -

-

396 -

-

-

396
OM&G

779

408

454

143

154 (20)

1,918
Provincial, state and municipal
taxes

273

48

103

3 -

-

427
Depreciation and amortization

622

282

182

69

7 -

1,162
Impairment charges -

-

11 -

214 -

225
Income from equity
investments
-

73

20

4

2 -

99
Other income, net

66

28

16

12

73

8

203
Interest expense, net
(2)

265

168

151

22

367 -

973
Income tax expense
(recovery)

94 (41)

89

1 (302) -

(159)
NCI in subsidiaries -

-

-

1 -

-

1
Preferred stock dividends -

-

-

-

73 -

73
Net income (loss) attributable
to common shareholders
$

641 $

232 $

259 $

48 $ (686) $ -

$

494
Capital expenditures $

1,942 $

481 $

619 $

81 $

4 $ -

$

3,127
As at December 31, 2024
Total assets $

24,375 $

7,609 $

8,439 $

1,444 $

1,810 $ (726) $

42,951
Investments subject to
significant influence
$ -

$

475 $

124 $

55 $ -

$ -

$

654
Goodwill $

5,035 $ -

$

823 $ -

$ -

$ -

$

5,858
(1) All significant inter-company balances and transactions

have been eliminated on consolidation except

for certain transactions
between non-regulated and regulated entities. Management

believes elimination of these transactions would

understate PP&E,
OM&G, or regulated fuel for generation and purchased

power. Inter-company transactions that have not been eliminated are
measured at the amount of consideration established

and agreed to by the related parties. Eliminated

transactions are included in
determining reportable segments.
(2) Segment net income is reported on a basis

that includes internally allocated financing

costs of $
29

million for the year ended
December 31, 2024, between the Gas Utilities

and Infrastructure and Other segments.
Florida

Canadian Gas Utilities Other Inter-
Electric Electric and Electric Segment
millions of dollars Utility Utilities Infrastructure Utilities Other Eliminations Total
For the year ended December 31, 2023

Operating revenues from
external customers
(1)
$

3,548 $

1,671 $

1,510 $

526 $

308 $

-

$

7,563
Inter-segment revenues
(1)

8 -

14 -

31 (53)

-

Total operating revenues

3,556

1,671

1,524

526

339 (53)

7,563
Regulated fuel for generation
and purchased power

920

699 -

275 -

(13)

1,881
Regulated cost of natural gas
-

-

527 -

-

-

527
OM&G

830

384

405

130

151 (21)

1,879
Provincial, state and municipal
taxes

289

45

91

3

5 -

433
Depreciation and amortization

571

276

126

68

8 -

1,049
Income from equity
investments -

109

21

4

12 -

146
Other income, net

69

32

11

7

20

19

158
Interest expense, net (2)

271

170

129

23

332 -

925
Income tax expense (recovery)

117 (9)

64 -

(44) -

128
NCI in subsidiaries
-

-

-

1 -

-

1
Preferred stock dividends
-

-

-

-

66 -

66
Net income (loss) attributable
to common shareholders
$

627 $

247 $

214 $

37 $ (147) $ -

$

978
Capital expenditures $

1,736 $

450 $

664 $

63 $

8 $ -

$

2,921
As at December 31, 2023
Total assets $

21,119 $

8,634 $

7,735 $

1,311 $

1,938 $ (1,257) $

39,480
Investments subject to
significant influence
$ -

$

1,236 $

118 $

48 $ -

$ -

$

1,402
Goodwill $

4,628 $ -

$

1,240 $ -

$

3 $ -

$

5,871
(1) All significant inter-company balances and transactions

have been eliminated on consolidation except

for certain transactions
between non-regulated and regulated entities. Management

believes elimination of these transactions would

understate PP&E,
OM&G, or regulated fuel for generation and purchased

power. Inter-company transactions that have not been eliminated are
measured at the amount of consideration established

and agreed to by the related parties. Eliminated

transactions are included in
determining reportable segments.
(2) Segment net income is reported on a basis

that includes internally allocated financing

costs of $
95

million for the year ended
December 31, 2023, between the Florida Electric

Utility, Gas Utilities and Infrastructure and Other segments.
Geographical Information
Revenues (based on country of origin of the product or service sold)
For the Year ended December 31
millions of dollars 2024 2023
United States

4,712 $

5,310
Canada

1,922

1,727
Barbados

427

389
The Bahamas

139

137
$

7,200 $

7,563
PP&E:
As at

December 31 December 31
millions of dollars 2024 2023
United States
(1)
$

20,084 $

18,588
Canada

5,068

4,878
Barbados

645

576
The Bahamas

371

334
$

26,168 $

24,376
(1) On August 5, 2024, Emera announced an agreement to sell

NMGC. As at December 31, 2024, NMGC's assets

and liabilities were classified as held
for sale and excluded from the table above. For further

details on the pending transaction, refer to note 4.